Consolidated Balance Sheets Detail - Changes to Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Goodwill [Roll Forward]
Goodwill beginning balance	$ 0
Goodwill impairment charge	0	0	(335)
Goodwill ending balance	76	0
Net Amount [Member]
Goodwill [Roll Forward]
Goodwill beginning balance	0		304
Goodwill acquired through business combinations during the year	76		31
Goodwill impairment charge			335
Goodwill ending balance	$ 76